Investment Portfolioas of September 30, 2025 (Unaudited)
DWS Digital Horizons Fund
	Shares	Value ($)

Common Stocks 96.7%
Aerospace & Defense 0.4%
Voyager Technologies, Inc. “A”* (a)	15,407	458,820
Broadline Retail 8.3%
Amazon.com, Inc.*	28,389	6,233,373
MercadoLibre, Inc.*	856	2,000,421
Sea Ltd. (ADR)*	5,969	1,066,839
		9,300,633
Capital Markets 1.1%
Robinhood Markets, Inc. “A”*	8,945	1,280,745
Diversified Consumer Services 0.8%
Duolingo, Inc.*	2,754	886,347
Diversified Telecommunication Services 2.8%
AT&T, Inc.	81,014	2,287,835
Cogent Communications Holdings, Inc.	21,122	810,029
		3,097,864
Electrical Equipment 2.1%
Bloom Energy Corp. “A”*	27,051	2,287,703
Entertainment 11.4%
Live Nation Entertainment, Inc.*	15,095	2,466,523
Netflix, Inc.*	2,040	2,445,797
ROBLOX Corp. “A”*	10,866	1,505,158
Spotify Technology SA*	3,797	2,650,306
Take-Two Interactive Software, Inc.*	6,409	1,655,829
Universal Music Group NV	36,409	1,052,581
Walt Disney Co.	7,961	911,535
		12,687,729
Financial Services 1.9%
Adyen NV 144A*	459	738,203
Block, Inc.*	7,739	559,298
Toast, Inc. “A”*	23,441	855,831
		2,153,332
Ground Transportation 1.5%
Uber Technologies, Inc.*	17,388	1,703,502
Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc.*	2,782	1,244,194

Health Care Technology 0.6%
Doximity, Inc. “A”*	3,022	221,059
Phreesia, Inc.*	19,553	459,887
		680,946
Hotels, Restaurants & Leisure 3.0%
Airbnb, Inc. “A”*	3,806	462,125
DoorDash, Inc. “A”*	6,817	1,854,156
DraftKings, Inc. “A”*	26,311	984,031
		3,300,312
Household Durables 0.8%
Sony Group Corp.	31,200	897,522
Insurance 0.0%
Sony Financial Group, Inc.*	31,200	34,600
Interactive Media & Services 5.5%
Alphabet, Inc. “A”	2,125	516,588
Meta Platforms, Inc. “A”	6,460	4,744,095
Pinterest, Inc. “A”*	25,866	832,109
		6,092,792
IT Services 4.5%
Cloudflare, Inc. “A”*	5,405	1,159,859
GoDaddy, Inc. “A”*	4,941	676,077
Shopify, Inc. “A”*	5,893	875,759
Snowflake, Inc. “A”*	5,781	1,303,904
Wix.com Ltd.*	5,770	1,024,925
		5,040,524
Media 2.1%
Criteo SA (ADR)*	29,720	671,672
New York Times Co. “A”	14,614	838,844
Trade Desk, Inc. “A”*	17,109	838,512
		2,349,028
Professional Services 1.2%
RELX PLC	27,300	1,304,359
Semiconductors & Semiconductor Equipment 17.0%
Ambiq Micro, Inc.* (a)	13,027	389,768
Broadcom, Inc.	10,714	3,534,656
NVIDIA Corp.	80,506	15,020,809
		18,945,233
Software 20.2%
AppLovin Corp. “A”*	2,587	1,858,863
Braze, Inc. “A”*	37,064	1,054,100
Commvault Systems, Inc.*	8,925	1,684,862
Docusign, Inc.*	13,581	979,054
Elastic NV*	5,932	501,195
Gitlab, Inc. “A”*	16,728	754,098
Jamf Holding Corp.*	28,342	303,259
JFrog Ltd.*	22,115	1,046,703

Microsoft Corp.	20,327	10,528,370
Monday.com Ltd.*	1,913	370,529
Nebius Group NV* (a)	10,139	1,138,306
Nutanix, Inc. “A”*	8,647	643,250
Procore Technologies, Inc.*	3,933	286,794
Unity Software, Inc.*	5,996	240,080
Zoom Communications, Inc.*	13,780	1,136,850
		22,526,313
Specialized REITs 1.4%
American Tower Corp.	5,449	1,047,952
Crown Castle, Inc.	5,158	497,695
		1,545,647
Technology Hardware, Storage & Peripherals 9.0%
Apple, Inc.	38,085	9,697,584
IonQ, Inc.* (a)	5,173	318,139
		10,015,723
Total Common Stocks (Cost $81,487,106)		107,833,868

Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c) (Cost $1,740,969)	1,740,969	1,740,969

Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.18% (b) (Cost $3,123,329)	3,123,329	3,123,329

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $86,351,404)	101.0	112,698,166
Other Assets and Liabilities, Net	(1.0)	(1,164,718)
Net Assets	100.0	111,533,448
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2025	Value ($) at 9/30/2025
Securities Lending Collateral 1.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.05% (b) (c)
—	1,740,969 (d)	—	—	—	20,230	—	1,740,969	1,740,969
Cash Equivalents 2.8%
DWS Central Cash Management Government Fund, 4.18% (b)
2,197,800	30,965,396	30,039,867	—	—	117,021	—	3,123,329	3,123,329
2,197,800	32,706,365	30,039,867	—	—	137,251	—	4,864,298	4,864,298

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2025 amounted to $1,728,915, which is 1.6% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$458,820	$—	$—	$458,820
Broadline Retail	9,300,633	—	—	9,300,633
Capital Markets	1,280,745	—	—	1,280,745
Diversified Consumer Services	886,347	—	—	886,347
Diversified Telecommunication Services	3,097,864	—	—	3,097,864
Electrical Equipment	2,287,703	—	—	2,287,703
Entertainment	11,635,148	1,052,581	—	12,687,729
Financial Services	1,415,129	738,203	—	2,153,332
Ground Transportation	1,703,502	—	—	1,703,502
Health Care Equipment & Supplies	1,244,194	—	—	1,244,194
Health Care Technology	680,946	—	—	680,946
Hotels, Restaurants & Leisure	3,300,312	—	—	3,300,312
Household Durables	—	897,522	—	897,522
Insurance	—	34,600	—	34,600
Interactive Media & Services	6,092,792	—	—	6,092,792
IT Services	5,040,524	—	—	5,040,524
Media	2,349,028	—	—	2,349,028
Professional Services	—	1,304,359	—	1,304,359
Semiconductors & Semiconductor Equipment	18,945,233	—	—	18,945,233
Software	22,526,313	—	—	22,526,313
Specialized REITs	1,545,647	—	—	1,545,647
Technology Hardware, Storage & Peripherals	10,015,723	—	—	10,015,723
Short-Term Investments (a)	4,864,298	—	—	4,864,298
Total	$108,670,901	$4,027,265	$—	$112,698,166

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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